Income Taxes - Summary of Significant Components of Deferred Tax Assets (Labilities) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Non-current deferred tax assets
Tax losses	¥ 256,410	$ 36,115	¥ 203,259		¥ 151,160
Allowance for doubtful accounts/expected credit losses	32,963	4,643	29,288		17,376
Lease liabilities	20,226	2,849	18,858		0
Welfare payables	8,990	1,266	7,362		5,807
Inventory provision	2,304	325	2,472		7,172
Accrued expenses and other liabilities	1,621	228	1,573		1,329
Intangible assets	2	0	23		43
Unrealized loss on long-term investment	410	58	20		69
Unrealized profit arising from elimination of inter-company transactions	69	10	206		474
Deferred government subsidies	0	0	0		15
Total deferred tax assets	322,995	45,494	263,061		183,445
Less: valuation allowance	(304,363)	(42,869)	(244,691)	$ (34,464)	(183,445)	¥ (120,291)
Deferred tax assets, net of valuation allowance	18,632	2,625	18,370		0
Non-current deferred tax liabilities
Right-of-use assets	(18,632)	(2,625)	(18,370)		0
Unrealized gain on long-term investment	(292)	(41)	(292)		(292)
Total deferred tax liabilities	(18,924)	(2,666)	(18,662)		(292)
Deferred tax liabilities, net of valuation allowance	¥ (292)	$ (41)	¥ (292)		¥ (292)